Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 284
Cost of revenues	448
Gross loss	(164)
Research and development expenses, net	2,788	3,449
Marketing, general, and administrative expenses	1,003	2,332
Total operating expenses	3,791	5,781
Total operating loss	3,955	5,781
Total Financial Expenses net,	526	1,496
Net loss	$ 4,481	$ 7,277
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (0.002)	$ (0.006)
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	2,288,278,248	1,322,019,241